Document and Entity Information Document	Oct. 20, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 20, 2026
Entity Registrant Name	VERTEX PHARMACEUTICALS INC / MA
Entity Central Index Key	0000875320
Amendment Flag	false
Entity Incorporation, State or Country Code	MA
Entity File Number	000-19319
Entity Tax Identification Number	04-3039129
Entity Address, Address Line One	50 Northern Avenue
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	617
Local Phone Number	341-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value Per Share
Trading Symbol	VRTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false